Investment in Direct Financing Leases (Investment in Direct Financing Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,369,120	¥ 1,366,454
Less: Estimated executory costs	(56,470)	(57,600)
Minimum lease payments receivable	1,312,650	1,308,854
Estimated residual value	35,413	31,338
Initial direct costs	5,893	5,557
Unearned lease income	(149,932)	(155,613)
Investment in Direct Financing Leases	¥ 1,204,024	¥ 1,190,136